Trade and other receivables - Summary of trade and other current receivables (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables	₽ 141,125	₽ 61,028
Taxes receivable	2,881	2,955
Other receivables	10,596	5,137
Total trade and other receivables	154,602	69,120	[1]
Trade and other receivables.
Trade and other receivables
Allowance for expected credit losses	₽ 17,337	₽ 5,734

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).